Earnings (Loss) Per Share - Schedule of Antidilutive Securities Excluded from Computation of Diluted Earnings Per Share (Details) - shares	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount	18,508,834	31,322,097
Stock Options [Member]
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount	17,073,617	18,242,577
Restricted Stock Award [Member]
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount	0	13,079,520
Restricted Stock Units R S U [Member]
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount	1,435,217	0